CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Interest and similar income	£ 16,861	£ 16,349	£ 16,006
Interest and similar expense	(6,681)	(2,953)	(5,094)
Net interest income	10,180	13,396	10,912
Fee and commission income	2,756	2,848	2,965
Fee and commission expense	(1,350)	(1,386)	(1,382)
Net fee and commission income	1,406	1,462	1,583
Net trading income	18,288	(3,876)	11,817
Insurance premium income	9,574	9,189	7,930
Other operating income	2,908	1,920	1,995
Other income	32,176	8,695	23,325
Total income	42,356	22,091	34,237
Insurance claims	(23,997)	(3,465)	(15,578)
Total income, net of insurance claims	18,359	18,626	18,659
Regulatory provisions	(2,895)	(1,350)	(2,165)
Other operating expenses	(9,775)	(10,379)	(10,181)
Total operating expenses	(12,670)	(11,729)	(12,346)
Trading surplus	5,689	6,897	6,313
Impairment	(1,296)	(937)	(688)
Profit before tax	4,393	5,960	5,625
Taxation	(1,387)	(1,454)	(1,626)
Profit for the year	3,006	4,506	3,999
Profit attributable to ordinary shareholders	2,459	3,975	3,494
Profit attributable to other equity holders	466	433	415
Profit attributable to equity holders	2,925	4,408	3,909
Profit attributable to non-controlling interests	£ 81	£ 98	£ 90
Basic earnings per share (in Pounds per share)	£ 0.035	£ 0.055	£ 0.049
Diluted earnings per share (in Pounds per share)	£ 0.034	£ 0.055	£ 0.048

[1]	Restated, see note 1.